Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions

Note 16 – Related Party Transactions

Stingray Group Subscription Payments

The Company has a music subscription sharing agreement with Stingray Group. For the three and six months ended June 30, 2025, the Company received music subscription revenue of $187,000 and $451,000, respectively, from Stingray Group. For the three and six months ended June 30, 2024, the Company received music subscription revenue of $109,000 and $349,000, respectively, from Stingray Group. As of June 30, 2025 and December 31, 2024, the Company had $124,000 and $212,000, respectively, due from Stingray Group for music subscription reimbursement.

SMCB

VIE Analysis

The Company determined that SMCB, which was a subsidiary of SemiCab, Inc. prior to the SemiCab Holdings’ acquisition of 99.99% of the equity shares of SMCB on May 2, 2025, was a VIE as the Company provides financial support to SMCB. While not contractually obligated, SMCB currently relies on the Company’s reimbursement of certain costs under an intercompany services agreement (“MSA”) whereby SMCB agrees to provide IT software development services to SemiCab, Inc. In exchange, under the MSA, the Company grants intellectual property rights to SMCB to use the software platform in India. Compensation for services is invoiced and paid on a monthly or quarterly basis as agreed by both parties, with rates subject to periodic review and revision. The agreement is for a term of two years ending on April 1, 2025 and automatically renews for additional 12-month periods unless prior notice is given by the terminating party. The agreement automatically renewed for an additional 12-month period on April 1, 2025. As a result of this relationship and the financial support provided by the Company to SMCB under the loan agreement described below to fund SMCB’s operations, SMCB has been determined to be a VIE prior to May 2, 2025.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The Company further determined that it was not the primary beneficiary of SMCB because the Company did not have the power to direct or control SMCB’s significant activities related to its business. Accordingly, the Company has not consolidated SMCB’s results of operations and financial position in its condensed consolidated financial statements.

Pursuant to the terms of the asset purchase agreement that the Company entered into on June 11, 2024, the Company entered into an option agreement that granted SemiCab Holdings the right to acquire all of the issued and outstanding equity securities of SMCB for 1,605 shares of the Company’s common stock. The Company did not exercise this right and the option agreement expired on August 31, 2024.

Loan Agreement

The Company is a party to a loan agreement with SMCB dated March 22, 2024. Under the loan agreement, the Company agreed to loan up to $2,500,000 to SMCB. The loans are anticipated to be made in tranches. Disbursements of any tranches are fully at the discretion of the Company. Each tranche has a repayment period of five years. The loans can be repaid at any time prior to the five-year maturity date without penalty. Interest on the loans accrues at a rate of six percent per year and is payable quarterly.

At December 31, 2024, a total of $1,140,000 was outstanding under the loan agreement. During the period beginning January 1, 2025 and ending May 2, 2025, the date the Company acquired 99.99% of the equity shares of SMCB, the Company made advances to SMCB in the amount of $1,172,000. During the same period, SMCB charged $304,000 for services to the Company that were performed under the MSA, which charges offset amounts due under the loan with SMCB. As a result, as of May 2, 2025, a total of $2,008,000 of loans were outstanding under the loan agreement, and a total of $492,000 remained available for future borrowings under the loan agreement as of May 2, 2025. As of May 2, 2025, SMCB had not made any interest payments due under the loan agreement. As a result, the loans were in default as of May 2, 2025.

On May 2, 2025, the loan payable of $2,008,000 of SMCB and the loan receivable of $2,008,000 of the Company were eliminated in consolidation. As a result, no such loans payable and loans receivable were outstanding on the Company’s condensed consolidated balance sheet at June 30, 2025. Also on May 2, 2025, revenue generated by SMCB for services performed by SMCB under the MSA of $304,000, and expenses for the Company for services performed by SMCB under the MSA of $304,000, during the period commencing January 1, 2025 and ending May 2, 2025 were eliminated in consolidation on May 2, 2025. As a result, no such revenue and expenses were reflected on the Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2025.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Previously Reported [Member]
Related Party Transactions

Note 17 – Related Party Transactions

Stingray Group Subscription Payments

The Company has a music subscription sharing agreement with Stingray Group. For the year ended December 31, 2024 and the nine months ended 2023, the Company received music subscription revenue of $780,000 and $612,000, respectively, from Stingray Group. As of December 31, 2024 and 2023, the Company had $212,000 and $269,000, respectively, due from Stingray Group for music subscription reimbursement.

SMCB

VIE Analysis

The Company determined that SMCB, which is a subsidiary of SemiCab, Inc., is a VIE as the Company provides financial support to SMCB. While not contractually obligated, SMCB currently relies on the Company’s reimbursement of certain costs under an intercompany services agreement (“MSA”) whereby SMCB agrees to provide IT software development services to SemiCab, Inc. In exchange, under the MSA, the Company grants intellectual property rights to SMCB to use the software platform in India. Compensation for services is invoiced and paid on a monthly or quarterly basis as agreed by both parties, with rates subject to periodic review and revision. The agreement is for a term of two years ending on April 1, 2025 and automatically renews for additional 12-month periods unless prior notice is given by the terminating party. The agreement automatically renewed for an additional 12-month period on April 1, 2025. As a result of this relationship and the financial support provided by the Company to SMCB under the loan agreement described below to fund SMCB’s operations, SMCB has been determined to be a VIE.

The Company further determined that it is not the primary beneficiary of SMCB because the Company does not have the power to direct or control SMCB’s significant activities related to its business. Accordingly, the Company has not consolidated SMCB’s results of operations and financial position in its consolidated financial statements.

Pursuant to the terms of the asset purchase agreement that the Company entered into on June 11, 2024, the Company entered into an option agreement that granted SemiCab Holdings the right to acquire all of the issued and outstanding equity securities of SMCB for 1,605 shares of the Company’s common stock. The Company did not exercise this right and the option agreement expired on August 31, 2024.

Loan Agreement

The Company is a party to a loan agreement with SMCB dated March 22, 2024. Under the loan agreement, the Company agreed to loan up to $2,500,000 to SMCB. The loans are anticipated to be made in tranches. Disbursements of any tranches are fully at the discretion of the Company. Each tranche has a repayment period of five years. The loans can be repaid at any time prior to the five-year maturity date without penalty. Interest on the loans accrues at a rate of six percent per year and is payable quarterly.

As of December 31, 2024, the Company had made aggregate advances to SMCB in the amount of $1,777,000. During the year ended December 31, 2024, SMCB charged $637,000 for services to the Company that were performed under the MSA, which charges offset amounts due under the loan with SMCB. As a result, as of December 31, 2024, a total of $1,140,000 of loans were outstanding under the loan agreement, and a total of $1,360,000 remained available for future borrowings under the loan agreement as of December 31, 2024. As of December 31, 2024, SMCB had not made any interest payments due under the loan agreement. As a result, the loans were in default as of December 31, 2024.

The Company performed the credit risk assessment of the collectability of the notes receivable from SMCB at December 31, 2024 pursuant to ASC 326-20. Due to uncertainties associated with the loans, the Company accrued a reserve in the amount of $439,000 as of December 31, 2024. The reserve was included within general and administrative expenses in the Company’s statement of operations.

Subsequent to December 31, 2024, the Company made additional advances to SMCB in the aggregate amount of $500,000 under the loan agreement.